PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment - Narratives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
New additions	$ 51,431,000	$ 37,414,000
Renovation fee payable	4,512,000	4,144,000	$ 1,472,000
Prepayments to suppliers for renovation works	$ 3,169,000	$ 1,075,000